Expense Example, No Redemption {- Templeton Developing Markets Trust} - Templeton Developing Markets Trust-22 - Templeton Developing Markets Trust - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 216
3 Years	696
5 Years	1,203
10 Years	$ 2,596